Segment Information (Schedule Of Information By Reporting Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Revenues from external customers by destination	¥ 1,167,628	¥ 1,008,019	¥ 933,685
Total	1,167,628	1,008,019	933,685
Operating income	113,161	105,680	86,111
Identifiable assets	1,743,670	1,487,669	1,356,852
Depreciation and amortization	29,253	23,861	26,517
Capital expenditures	48,726	31,112	23,951
Farm & Industrial Machinery
Segment Reporting Information [Line Items]
Revenues from external customers by destination	850,953	713,943	651,518
Intersegment	59	69	64
Total	851,012	714,012	651,582
Operating income	107,967	97,776	86,487
Identifiable assets	1,244,886	1,039,280	918,656
Depreciation and amortization	20,123	14,582	15,870
Capital expenditures	37,222	20,077	13,871
Water & Environment
Segment Reporting Information [Line Items]
Revenues from external customers by destination	282,078	263,286	253,207
Intersegment	5,461	4,839	3,825
Total	287,539	268,125	257,032
Operating income	23,533	17,480	15,584
Identifiable assets	258,869	246,272	232,772
Depreciation and amortization	6,214	6,574	7,941
Capital expenditures	7,658	6,076	8,625
Other
Segment Reporting Information [Line Items]
Revenues from external customers by destination	34,597	30,790	28,960
Intersegment	22,030	18,010	15,837
Total	56,627	48,800	44,797
Operating income	2,464	2,450	2,096
Identifiable assets	75,790	49,530	39,386
Depreciation and amortization	737	705	697
Capital expenditures	744	1,071	691
Adjustments
Segment Reporting Information [Line Items]
Intersegment	(27,550)	(22,918)	(19,726)
Total	(27,550)	(22,918)	(19,726)
Operating income	(20,803)	(12,026)	(18,056)
Identifiable assets	164,125	152,587	166,038
Depreciation and amortization	2,179	2,000	2,009
Capital expenditures	¥ 3,102	¥ 3,888	¥ 764